Related-Party Transactions - Additional Information (Detail)				12 Months Ended
	Nov. 27, 2018 USD ($)	Oct. 10, 2018 USD ($)	Apr. 26, 2018 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares m³	Dec. 31, 2018 BRL (R$) m³	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 BRL (R$)
Disclosure of related party [line items]
Estimated amount of transactions				$ 759,000,000
Finance income				2,381,000,000		$ 928,000,000	$ 853,000,000
Compensation received				7,200,000		5,500,000
Compensation received				5,300,000		5,500,000
Global limit for all eventual claims				505,000,000				R$ 1,955,000,000
Petroleum and Alcohol Accounts [Member]
Disclosure of related party [line items]
Accounts receivables				307,000,000		251,000,000
Finance income				87,000,000
Inflation charges				267,000,000
Diesel Price Subsidy Program [member]
Disclosure of related party [line items]
Exchange rate differences by diesel international prices and Us dollar				0.08	R$ 0.30
Amount of subsidy refused to grant		$ 17,000,000
Revenues with respect to sales of diesel				1,415,000,000
Disbursement of revenues with respect to sales of diesel				1,157,000,000
University of Rio de Janeiro [member]
Disclosure of related party [line items]
Estimated lease amount	$ 203,000,000
Lease expiration period	50 years
Board Of Directors and Executive Committee [member]
Disclosure of related party [line items]
Compensation received			$ 8,000,000	$ 24,200,000		$ 24,300,000
Audit Committee members [member]
Disclosure of related party [line items]
Compensation of Audit committee as percentage of average executive officers Compensation				10.00%	10.00%
Chairman [member]
Disclosure of related party [line items]
Monthly compensation of management personnel | $ / shares			$ 0.40
Other members [member]
Disclosure of related party [line items]
Monthly compensation of management personnel | $ / shares			$ 0.30
Board members [member]
Disclosure of related party [line items]
Compensation received				$ 188,000
Social security and related charges				$ 226,000
Public federal employee conflict of interest law [member]
Disclosure of related party [line items]
Benefits due to termination of tenure | $ / shares				$ 500,000
Mero field [member]
Disclosure of related party [line items]
Commitment to acquire volume of oil | m³				200,000	200,000
Mero and Sapinhoa fields [member]
Disclosure of related party [line items]
Commitment to acquire volume of oil | m³				1,781,000	1,781,000